Distribution Date:	07/17/25	Benchmark 2021-B25 Mortgage Trust
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2021-B25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4-5		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	6		200 West Street | New York, NY 10282 | United States
Additional Information	7	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	8		Association
			Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	9
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	General Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	15-16		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 2)	17-18		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	19	Special Servicer	Situs Holdings, LLC
Historical Detail	20		Stacey Ciarlanti		SSNotices@situsamc.com
Delinquency Loan Detail	21		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
Specially Serviced Loan Detail - Part 1	23		Attention: BMARK 2021-B25 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163DAA5	0.623000%	22,751,000.00	4,435,664.63	481,257.86	2,302.85	0.00	0.00	483,560.71	3,954,406.77	30.50%	30.00%
A-2	08163DAB3	1.977000%	18,335,000.00	18,335,000.00	0.00	30,206.91	0.00	0.00	30,206.91	18,335,000.00	30.50%	30.00%
A-3	08163DAC1	1.906000%	38,075,000.00	38,075,000.00	0.00	60,475.79	0.00	0.00	60,475.79	38,075,000.00	30.50%	30.00%
A-4	08163DAD9	2.268000%	175,000,000.00	175,000,000.00	0.00	330,750.00	0.00	0.00	330,750.00	175,000,000.00	30.50%	30.00%
A-5	08163DAE7	2.577000%	514,148,000.00	514,148,000.00	0.00	1,104,132.83	0.00	0.00	1,104,132.83	514,148,000.00	30.50%	30.00%
A-SB	08163DAF4	2.271000%	35,940,000.00	35,940,000.00	0.00	68,016.45	0.00	0.00	68,016.45	35,940,000.00	30.50%	30.00%
A-S	08163DAJ6	2.847000%	116,329,000.00	116,329,000.00	0.00	275,990.55	0.00	0.00	275,990.55	116,329,000.00	20.21%	19.88%
B	08163DAK3	2.635000%	48,829,000.00	48,829,000.00	0.00	107,220.35	0.00	0.00	107,220.35	48,829,000.00	15.88%	15.63%
C	08163DAL1	3.201000%	44,521,000.00	44,521,000.00	0.00	118,759.77	0.00	0.00	118,759.77	44,521,000.00	11.95%	11.75%
D	08163DAV9	2.000000%	33,032,000.00	33,032,000.00	0.00	55,053.33	0.00	0.00	55,053.33	33,032,000.00	9.02%	8.88%
E	08163DAX5	2.000000%	27,287,000.00	27,287,000.00	0.00	45,478.33	0.00	0.00	45,478.33	27,287,000.00	6.61%	6.50%
F	08163DAZ0	2.375000%	24,415,000.00	24,415,000.00	0.00	48,321.35	0.00	0.00	48,321.35	24,415,000.00	4.45%	4.38%
G	08163DBB2	2.375000%	11,489,000.00	11,489,000.00	0.00	22,738.65	0.00	0.00	22,738.65	11,489,000.00	3.43%	3.38%
H*	08163DBD8	2.375000%	38,776,742.00	38,776,742.00	0.00	54,057.60	0.00	0.00	54,057.60	38,776,742.00	0.00%	0.00%
ST-A*	08163DBM8	3.649380%	11,875,000.00	11,875,000.00	0.00	36,113.66	0.00	0.00	36,113.66	11,875,000.00	0.00%	0.00%
ST-VR	08163DBP1	3.649380%	625,000.00	625,000.00	0.00	1,900.72	0.00	0.00	1,900.72	625,000.00	0.00%	0.00%
300P-A	08163DBR7	2.994213%	13,196,000.00	13,196,000.00	0.00	32,926.36	0.00	0.00	32,926.36	13,196,000.00	91.49%	91.49%
300P-B	08163DBT3	2.994213%	43,433,000.00	43,433,000.00	0.00	108,373.04	0.00	0.00	108,373.04	43,433,000.00	63.49%	63.49%
300P-C	08163DBV8	2.994213%	43,809,000.00	43,809,000.00	0.00	109,311.23	0.00	0.00	109,311.23	43,809,000.00	35.24%	35.24%
300P-D	08163DBX4	2.994213%	41,917,000.00	41,917,000.00	0.00	104,590.36	0.00	0.00	104,590.36	41,917,000.00	8.22%	8.22%
300P-E	08163DBZ9	2.994213%	3,495,000.00	3,495,000.00	0.00	8,720.65	0.00	0.00	8,720.65	3,495,000.00	5.96%	5.96%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

300P-RR*	U0743DAV2	2.994213%	9,250,000.00	9,250,000.00	0.00	23,080.39	0.00	0.00	23,080.39	9,250,000.00	0.00%	0.00%
RR Certificates	08163DBL0	3.563092%	17,607,848.00	17,327,156.81	7,375.50	51,100.84	0.00	0.00	58,476.34	17,319,781.31	0.00%	0.00%
Pooled RR	N/A	3.563092%	42,862,034.00	42,178,759.40	17,953.86	124,392.59	0.00	0.00	142,346.45	42,160,805.54	0.00%	0.00%
Interest
R	08163DBH9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08163DBF3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,376,997,624.00	1,357,718,322.84	506,587.22	2,924,014.60	0.00	0.00	3,430,601.82	1,357,211,735.62

X-A	08163DAG2	1.073517%	920,578,000.00	902,262,664.63	0.00	807,161.80	0.00	0.00	807,161.80	901,781,406.77
X-B	08163DAH0	0.658152%	93,350,000.00	93,350,000.00	0.00	51,198.73	0.00	0.00	51,198.73	93,350,000.00
X-D	08163DAM9	1.563092%	60,319,000.00	60,319,000.00	0.00	78,570.11	0.00	0.00	78,570.11	60,319,000.00
X-F	08163DAP2	1.188092%	24,415,000.00	24,415,000.00	0.00	24,172.72	0.00	0.00	24,172.72	24,415,000.00
X-G	08163DAR8	1.188092%	11,489,000.00	11,489,000.00	0.00	11,374.99	0.00	0.00	11,374.99	11,489,000.00
X-H	08163DAT4	1.188092%	38,776,742.00	38,776,742.00	0.00	38,391.94	0.00	0.00	38,391.94	38,776,742.00
Notional SubTotal			1,148,927,742.00	1,130,612,406.63	0.00	1,010,870.29	0.00	0.00	1,010,870.29	1,130,131,148.77

Deal Distribution Total					506,587.22	3,934,884.89	0.00	0.00	4,441,472.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163DAA5	194.96569953	21.15326183	0.10121973	0.00000000	0.00000000	0.00000000	0.00000000	21.25448156	173.81243770
A-2	08163DAB3	1,000.00000000	0.00000000	1.64749986	0.00000000	0.00000000	0.00000000	0.00000000	1.64749986	1,000.00000000
A-3	08163DAC1	1,000.00000000	0.00000000	1.58833329	0.00000000	0.00000000	0.00000000	0.00000000	1.58833329	1,000.00000000
A-4	08163DAD9	1,000.00000000	0.00000000	1.89000000	0.00000000	0.00000000	0.00000000	0.00000000	1.89000000	1,000.00000000
A-5	08163DAE7	1,000.00000000	0.00000000	2.14750000	0.00000000	0.00000000	0.00000000	0.00000000	2.14750000	1,000.00000000
A-SB	08163DAF4	1,000.00000000	0.00000000	1.89250000	0.00000000	0.00000000	0.00000000	0.00000000	1.89250000	1,000.00000000
A-S	08163DAJ6	1,000.00000000	0.00000000	2.37249998	0.00000000	0.00000000	0.00000000	0.00000000	2.37249998	1,000.00000000
B	08163DAK3	1,000.00000000	0.00000000	2.19583342	0.00000000	0.00000000	0.00000000	0.00000000	2.19583342	1,000.00000000
C	08163DAL1	1,000.00000000	0.00000000	2.66750006	0.00000000	0.00000000	0.00000000	0.00000000	2.66750006	1,000.00000000
D	08163DAV9	1,000.00000000	0.00000000	1.66666657	0.00000000	0.00000000	0.00000000	0.00000000	1.66666657	1,000.00000000
E	08163DAX5	1,000.00000000	0.00000000	1.66666654	0.00000000	0.00000000	0.00000000	0.00000000	1.66666654	1,000.00000000
F	08163DAZ0	1,000.00000000	0.00000000	1.97916650	0.00000000	0.00000000	0.00000000	0.00000000	1.97916650	1,000.00000000
G	08163DBB2	1,000.00000000	0.00000000	1.97916703	0.00000000	0.00000000	0.00000000	0.00000000	1.97916703	1,000.00000000
H	08163DBD8	1,000.00000000	0.00000000	1.39407277	0.58509402	6.49456032	0.00000000	0.00000000	1.39407277	1,000.00000000
ST-A	08163DBM8	1,000.00000000	0.00000000	3.04115032	0.00000000	0.00359411	0.00000000	0.00000000	3.04115032	1,000.00000000
ST-VR	08163DBP1	1,000.00000000	0.00000000	3.04115200	0.00000000	0.00380800	0.00000000	0.00000000	3.04115200	1,000.00000000
300P-A	08163DBR7	1,000.00000000	0.00000000	2.49517733	0.00000000	0.00000000	0.00000000	0.00000000	2.49517733	1,000.00000000
300P-B	08163DBT3	1,000.00000000	0.00000000	2.49517740	0.00000000	0.00000000	0.00000000	0.00000000	2.49517740	1,000.00000000
300P-C	08163DBV8	1,000.00000000	0.00000000	2.49517747	0.00000000	0.00000000	0.00000000	0.00000000	2.49517747	1,000.00000000
300P-D	08163DBX4	1,000.00000000	0.00000000	2.49517761	0.00000000	0.00000000	0.00000000	0.00000000	2.49517761	1,000.00000000
300P-E	08163DBZ9	1,000.00000000	0.00000000	2.49517883	0.00000000	0.00000000	0.00000000	0.00000000	2.49517883	1,000.00000000
300P-RR	U0743DAV2	1,000.00000000	0.00000000	2.49517730	0.00000000	0.00000000	0.00000000	0.00000000	2.49517730	1,000.00000000
RR Certificates	08163DBL0	984.05874528	0.41887572	2.90216272	0.01974688	0.22089809	0.00000000	0.00000000	3.32103844	983.63986956
Pooled RR	N/A	984.05874532	0.41887560	2.90216255	0.01974708	0.22090016	0.00000000	0.00000000	3.32103815	983.63986973
Interest
R	08163DBH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08163DBF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163DAG2	980.10452632	0.00000000	0.87679892	0.00000000	0.00000000	0.00000000	0.00000000	0.87679892	979.58174839
X-B	08163DAH0	1,000.00000000	0.00000000	0.54845988	0.00000000	0.00000000	0.00000000	0.00000000	0.54845988	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Notional Certificates
X-D	08163DAM9	1,000.00000000	0.00000000	1.30257647	0.00000000	0.00000000	0.00000000	0.00000000	1.30257647	1,000.00000000
X-F	08163DAP2	1,000.00000000	0.00000000	0.99007659	0.00000000	0.00000000	0.00000000	0.00000000	0.99007659	1,000.00000000
X-G	08163DAR8	1,000.00000000	0.00000000	0.99007660	0.00000000	0.00000000	0.00000000	0.00000000	0.99007660	1,000.00000000
X-H	08163DAT4	1,000.00000000	0.00000000	0.99007647	0.00000000	0.00000000	0.00000000	0.00000000	0.99007647	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/25 - 06/30/25	30	0.00	2,302.85	0.00	2,302.85	0.00	0.00	0.00	2,302.85	0.00
A-2	06/01/25 - 06/30/25	30	0.00	30,206.91	0.00	30,206.91	0.00	0.00	0.00	30,206.91	0.00
A-3	06/01/25 - 06/30/25	30	0.00	60,475.79	0.00	60,475.79	0.00	0.00	0.00	60,475.79	0.00
A-4	06/01/25 - 06/30/25	30	0.00	330,750.00	0.00	330,750.00	0.00	0.00	0.00	330,750.00	0.00
A-5	06/01/25 - 06/30/25	30	0.00	1,104,132.83	0.00	1,104,132.83	0.00	0.00	0.00	1,104,132.83	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	68,016.45	0.00	68,016.45	0.00	0.00	0.00	68,016.45	0.00
X-A	06/01/25 - 06/30/25	30	0.00	807,161.80	0.00	807,161.80	0.00	0.00	0.00	807,161.80	0.00
X-B	06/01/25 - 06/30/25	30	0.00	51,198.73	0.00	51,198.73	0.00	0.00	0.00	51,198.73	0.00
X-D	06/01/25 - 06/30/25	30	0.00	78,570.11	0.00	78,570.11	0.00	0.00	0.00	78,570.11	0.00
X-F	06/01/25 - 06/30/25	30	0.00	24,172.72	0.00	24,172.72	0.00	0.00	0.00	24,172.72	0.00
X-G	06/01/25 - 06/30/25	30	0.00	11,374.99	0.00	11,374.99	0.00	0.00	0.00	11,374.99	0.00
X-H	06/01/25 - 06/30/25	30	0.00	38,391.94	0.00	38,391.94	0.00	0.00	0.00	38,391.94	0.00
A-S	06/01/25 - 06/30/25	30	0.00	275,990.55	0.00	275,990.55	0.00	0.00	0.00	275,990.55	0.00
B	06/01/25 - 06/30/25	30	0.00	107,220.35	0.00	107,220.35	0.00	0.00	0.00	107,220.35	0.00
C	06/01/25 - 06/30/25	30	0.00	118,759.77	0.00	118,759.77	0.00	0.00	0.00	118,759.77	0.00
D	06/01/25 - 06/30/25	30	0.00	55,053.33	0.00	55,053.33	0.00	0.00	0.00	55,053.33	0.00
E	06/01/25 - 06/30/25	30	0.00	45,478.33	0.00	45,478.33	0.00	0.00	0.00	45,478.33	0.00
F	06/01/25 - 06/30/25	30	0.00	48,321.35	0.00	48,321.35	0.00	0.00	0.00	48,321.35	0.00
G	06/01/25 - 06/30/25	30	0.00	22,738.65	0.00	22,738.65	0.00	0.00	0.00	22,738.65	0.00
H	06/01/25 - 06/30/25	30	228,697.22	76,745.64	0.00	76,745.64	22,688.04	0.00	0.00	54,057.60	251,837.89
ST-A	06/01/25 - 06/30/25	30	42.55	36,113.66	0.00	36,113.66	0.00	0.00	0.00	36,113.66	42.68
ST-VR	06/01/25 - 06/30/25	30	2.37	1,900.72	0.00	1,900.72	0.00	0.00	0.00	1,900.72	2.38
300P-A	06/01/25 - 06/30/25	30	0.00	32,926.36	0.00	32,926.36	0.00	0.00	0.00	32,926.36	0.00
300P-B	06/01/25 - 06/30/25	30	0.00	108,373.04	0.00	108,373.04	0.00	0.00	0.00	108,373.04	0.00
300P-C	06/01/25 - 06/30/25	30	0.00	109,311.23	0.00	109,311.23	0.00	0.00	0.00	109,311.23	0.00
300P-D	06/01/25 - 06/30/25	30	0.00	104,590.36	0.00	104,590.36	0.00	0.00	0.00	104,590.36	0.00
300P-E	06/01/25 - 06/30/25	30	0.00	8,720.65	0.00	8,720.65	0.00	0.00	0.00	8,720.65	0.00
300P-RR	06/01/25 - 06/30/25	30	0.00	23,080.39	0.00	23,080.39	0.00	0.00	0.00	23,080.39	0.00
RR
	06/01/25 - 06/30/25	30	3,531.35	51,448.54	0.00	51,448.54	347.70	0.00	0.00	51,100.84	3,889.54
Certificates
Pooled RR
	06/01/25 - 06/30/25	30	8,596.30	125,238.99	0.00	125,238.99	846.40	0.00	0.00	124,392.59	9,468.23
Interest
Totals			240,869.79	3,958,767.03	0.00	3,958,767.03	23,882.14	0.00	0.00	3,934,884.89	265,240.72

© 2021 Computershare. All rights reserved. Confidential.												Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	4,441,472.11
Amazon Seattle Available Funds	387,002.03
Pooled Non-VRR Available Funds	200,822.78
Pooled VRR Available Funds	3,815,632.91
SOMA Teleco Office Non-RR Available Funds	1,900.72
SOMA Teleco Office RR Available Funds	36,113.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,974,009.21	Master Servicing Fee	6,054.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,207.22
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	565.72
ARD Interest	0.00	Operating Advisor Fee	1,414.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,974,009.21	Total Fees	15,242.18

Principal		Expenses/Reimbursements
Scheduled Principal	506,587.22	Reimbursement for Interest on Advances	72.44
Unscheduled Principal Collections		ASER Amount	11,205.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,604.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	506,587.22	Total Expenses/Reimbursements	23,882.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,934,884.89
Gain on Sale Proceeds	0.00	Principal Distribution	506,587.22
Net SWAP Counterparty Payments Received	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,441,472.11
Total Funds Collected	4,480,596.43	Total Funds Distributed	4,480,596.44

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,357,718,324.35	1,357,718,324.35	Beginning Certificate Balance	1,357,718,322.84
(-) Scheduled Principal Collections	506,587.22	506,587.22	(-) Principal Distributions	506,587.22
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,357,211,737.13	1,357,211,737.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,357,844,452.31	1,357,844,452.31	Ending Certificate Balance	1,357,211,735.62
Ending Actual Collateral Balance	1,357,354,338.97	1,357,354,338.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.51)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.51)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	15,000,000.00	1.26%	69	3.0700	NAP	Defeased	1	15,000,000.00	1.26%	69	3.0700	NAP
9,999,999 or less	15	107,669,253.84	9.05%	67	4.0937	2.138371	1.60 or less	6	85,698,231.97	7.20%	69	4.1577	1.010208
10,000,000 to 19,999,999	14	200,822,945.92	16.88%	59	3.6695	2.387525	1.61 to 1.70	4	89,668,261.63	7.54%	67	3.8231	1.675227
20,000,000 to 29,999,999	7	167,650,000.00	14.09%	67	3.7749	2.530170	1.71 to 1.80	1	19,500,000.00	1.64%	69	3.9900	1.740000
30,000,000 to 49,999,999	11	404,344,329.73	33.99%	64	3.5079	2.308811	1.81 to 2.00	3	65,950,000.00	5.54%	53	3.9134	1.910675
50,000,000 to 99,999,999	3	191,625,207.64	16.11%	63	3.1568	2.373705	2.01 to 2.50	11	379,102,783.08	31.87%	66	3.6011	2.155543
100,000,000 or greater	1	102,500,000.00	8.62%	69	3.6600	2.010000	2.51 to 3.00	19	437,096,424.72	36.74%	64	3.3616	2.647531
Totals	52	1,189,611,737.13	100.00%	64	3.5769	2.333813	3.01 and greater	7	97,596,035.73	8.20%	59	3.4787	3.660038
							Totals	52	1,189,611,737.13	100.00%	64	3.5769	2.333813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	15,000,000.00	1.26%	69	3.0700	NAP
							Defeased	6	15,000,000.00	1.26%	69	3.0700	NAP
Alabama	3	9,544,667.39	0.80%	68	4.4250	0.240000
							Industrial	22	197,999,293.38	16.64%	68	3.7245	2.412607
California	8	331,809,860.73	27.89%	65	3.4313	2.479077
							Lodging	1	20,000,000.00	1.68%	56	3.1390	5.390000
Colorado	3	6,000,000.00	0.50%	69	3.4130	2.920000
							Mixed Use	6	40,380,000.00	3.39%	31	3.9754	2.257801
Florida	7	95,103,035.73	7.99%	56	3.6505	2.473061
							Multi-Family	6	68,700,000.00	5.77%	53	3.9876	2.031499
Georgia	1	4,495,555.56	0.38%	68	3.7160	3.180000
							Office	19	701,582,397.65	58.98%	66	3.4431	2.223409
Illinois	2	11,315,555.56	0.95%	69	3.9648	2.782052
							Retail	10	102,299,471.36	8.60%	65	3.8327	2.336085
Indiana	1	39,725,850.00	3.34%	69	3.2920	2.650000
							Self Storage	6	43,650,574.72	3.67%	69	3.8179	2.593722
Kentucky	2	30,665,296.30	2.58%	69	3.7770	1.997230
							Totals	76	1,189,611,737.13	100.00%	64	3.5769	2.333813
Louisiana	1	7,909,751.40	0.66%	69	4.1900	1.480000

Michigan	5	35,500,000.00	2.98%	68	4.0549	2.233380

Minnesota	1	1,661,592.59	0.14%	68	3.7160	3.180000

New Hampshire	1	23,300,000.00	1.96%	69	4.3230	1.660000

New York	10	234,956,731.40	19.75%	64	3.6735	1.918910

North Carolina	1	551,703.70	0.05%	68	3.7160	3.180000

Ohio	5	68,582,407.64	5.77%	68	3.7151	2.474788

Oregon	1	5,255,000.00	0.44%	69	4.2200	2.640000

Pennsylvania	4	45,378,039.40	3.81%	65	3.8701	1.797737

Tennessee	1	20,000,000.00	1.68%	56	3.1390	5.390000

Texas	5	84,883,171.19	7.14%	64	3.6887	1.962767

Washington	1	90,000,000.00	7.57%	57	3.0048	2.610000

Washington, DC	1	13,520,000.00	1.14%	69	3.7300	2.530000

Wisconsin	6	14,453,518.52	1.21%	67	3.7313	2.918940

Totals	76	1,189,611,737.13	100.00%	64	3.5769	2.333813

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,000,000.00	1.26%	69	3.0700	NAP	Defeased	1	15,000,000.00	1.26%	69	3.0700	NAP
	3.250% or less	10	308,500,000.00	25.93%	60	3.0757	2.736013	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	7	202,871,918.37	17.05%	68	3.3453	2.384942	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	8	253,778,574.72	21.33%	67	3.6872	2.515365	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	12	229,756,861.68	19.31%	68	3.8760	1.972903	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	111,864,751.40	9.40%	49	4.0815	1.936558	49 months or greater	51	1,174,611,737.13	98.74%	64	3.5833	2.322751
	4.251% or greater	6	67,839,630.96	5.70%	68	4.4027	1.358597	Totals	52	1,189,611,737.13	100.00%	64	3.5769	2.333813
	Totals	52	1,189,611,737.13	100.00%	64	3.5769	2.333813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,000,000.00	1.26%	69	3.0700	NAP	Defeased	1	15,000,000.00	1.26%	69	3.0700	NAP
	102 months or less	51	1,174,611,737.13	98.74%	64	3.5833	2.322751	Interest Only	32	842,075,850.00	70.79%	63	3.4952	2.446116
103 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	358 months or less	19	332,535,887.13	27.95%	68	3.8067	2.010358
117 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	1,189,611,737.13	100.00%	64	3.5769	2.333813
	Totals	52	1,189,611,737.13	100.00%	64	3.5769	2.333813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	15,000,000.00	1.26%	69	3.0700	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	1,128,045,887.52	94.82%	64	3.5793	2.355538
	13 months to 24 months	2	46,565,849.61	3.91%	69	3.6826	1.528496
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	1,189,611,737.13	100.00%	64	3.5769	2.333813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C-2	30319613	OF	Burlingame	CA	Actual/360	3.017%	100,560.00	0.00	0.00	07/06/30	01/06/33	--	40,000,000.00	40,000,000.00	07/06/25
1A-2-C-1	30319614				Actual/360	3.017%	75,420.00	0.00	0.00	07/06/30	01/06/33	--	30,000,000.00	30,000,000.00	07/06/25
1A-2-C-5	30319615				Actual/360	3.017%	25,140.00	0.00	0.00	07/06/30	01/06/33	--	10,000,000.00	10,000,000.00	07/06/25
1A-3-C-1	30507066				Actual/360	3.017%	75,420.00	0.00	0.00	07/06/30	01/06/33	--	30,000,000.00	30,000,000.00	07/06/25
1A-3-C-5	30507070				Actual/360	3.017%	25,140.00	0.00	0.00	07/06/30	01/06/33	--	10,000,000.00	10,000,000.00	07/06/25
2A	30319616	OF	San Francisco	CA	Actual/360	3.660%	312,625.00	0.00	0.00	N/A	04/06/31	--	102,500,000.00	102,500,000.00	07/06/25
3A1	30507031	OF	Seattle	WA	Actual/360	3.005%	225,362.48	0.00	0.00	04/06/30	05/06/33	--	90,000,000.00	90,000,000.00	07/06/25
4	30530124	OF	Bellaire	TX	Actual/360	3.351%	144,455.43	104,578.94	0.00	N/A	04/06/31	--	51,729,786.58	51,625,207.64	07/06/25
5A4	30319618	OF	New York	NY	Actual/360	3.230%	134,583.33	0.00	0.00	N/A	04/06/31	--	50,000,000.00	50,000,000.00	07/06/25
6A3	30506791	OF	West Palm Beach	FL	Actual/360	3.340%	135,048.34	0.00	0.00	N/A	02/06/31	--	48,520,000.00	48,520,000.00	07/06/25
7	30530121	OF	Palo Alto	CA	Actual/360	3.734%	144,225.75	0.00	0.00	N/A	04/06/31	--	46,350,000.00	46,350,000.00	07/06/25
8	30506980	IN	Cincinnati	OH	Actual/360	3.820%	137,922.21	76,942.23	0.00	N/A	04/06/31	--	43,326,349.87	43,249,407.64	07/06/25
9	30319610	IN	Spencer	IN	Actual/360	3.292%	108,981.25	0.00	0.00	N/A	04/06/31	--	39,725,850.00	39,725,850.00	07/06/25
10A1	30530120	OF	New Hyde Park	NY	Actual/360	3.856%	109,670.31	63,915.54	0.00	N/A	04/06/31	--	34,129,765.15	34,065,849.61	07/06/25
11	30506955	OF	Chester	PA	Actual/360	3.810%	99,510.08	59,109.03	0.00	N/A	04/06/31	--	31,341,756.79	31,282,647.76	07/06/25
12	30506981	SS	Blauvelt	NY	Actual/360	3.690%	95,952.39	53,455.82	0.00	N/A	04/06/31	--	31,204,030.54	31,150,574.72	07/06/25
13	30506989	MF	Brooklyn	NY	Actual/360	4.004%	100,100.00	0.00	0.00	N/A	04/01/28	--	30,000,000.00	30,000,000.00	07/01/25
14	30506928	IN	Campbellsville	KY	Actual/360	3.780%	92,137.50	0.00	0.00	N/A	04/06/31	--	29,250,000.00	29,250,000.00	07/06/25
15A2	30506915	OF	New York	NY	Actual/360	3.371%	73,038.33	0.00	0.00	N/A	03/07/31	--	26,000,000.00	26,000,000.00	07/07/25
16	30530119	MF	Ypsilanti	MI	Actual/360	4.075%	88,291.67	0.00	0.00	N/A	03/06/31	--	26,000,000.00	26,000,000.00	07/03/25
17A2	30506927	OF	Houston	TX	Actual/360	4.460%	51,775.58	23,871.13	0.00	N/A	03/06/31	--	13,930,649.25	13,906,778.12	07/06/25
17A4	30506917				Actual/360	4.460%	34,517.05	15,914.09	0.00	N/A	03/06/31	--	9,287,099.54	9,271,185.45	07/06/25
18	30530122	IN	Hooksett	NH	Actual/360	4.323%	83,938.25	0.00	0.00	N/A	04/06/31	--	23,300,000.00	23,300,000.00	07/03/25
19	30507006	RT	Miami Beach	FL	Actual/360	3.944%	72,635.33	0.00	0.00	N/A	04/01/31	--	22,100,000.00	22,100,000.00	07/01/25
20A2	30506916	IN	Various	Various	Actual/360	3.716%	65,030.00	0.00	0.00	N/A	03/06/31	--	21,000,000.00	21,000,000.00	07/06/25
21A7	30506529	LO	Nashville	TN	Actual/360	3.139%	52,316.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	07/03/25
22	30507007	OF	San Diego	CA	Actual/360	3.652%	60,790.58	0.00	0.00	N/A	04/01/31	--	19,975,000.00	19,975,000.00	07/01/25
23	30506990	OF	Brooklyn	NY	Actual/360	3.990%	64,837.50	0.00	0.00	N/A	04/06/31	--	19,500,000.00	19,500,000.00	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24A2	30506846	MU	Boca Raton	FL	Actual/360	4.020%	64,655.00	0.00	0.00	N/A	03/06/26	--	19,300,000.00	19,300,000.00	07/06/25
25A1	30319072	IN	Various	OH	Actual/360	3.322%	47,983.52	0.00	0.00	N/A	11/06/30	--	17,333,000.00	17,333,000.00	07/06/25
26	30505216	RT	Los Angeles	CA	Actual/360	3.250%	43,333.33	0.00	0.00	N/A	03/06/30	--	16,000,000.00	16,000,000.00	07/06/25
27	30506992	MF	New York	NY	Actual/360	3.070%	38,375.00	0.00	0.00	N/A	04/06/31	--	15,000,000.00	15,000,000.00	07/06/25
28	30506994	OF	New City	NY	Actual/360	3.990%	46,752.12	20,482.17	0.00	N/A	04/06/31	--	14,060,789.24	14,040,307.07	07/06/25
29	30506930	RT	Rohnert Park	CA	Actual/360	3.448%	39,338.76	23,121.82	0.00	N/A	04/06/31	--	13,690,982.55	13,667,860.73	07/06/25
30	30506983	RT	Washington	DC	Actual/360	3.730%	42,024.67	0.00	0.00	N/A	04/06/31	--	13,520,000.00	13,520,000.00	03/06/25
31A-2-1	30506863	OF	Brooklyn	NY	Actual/360	3.210%	33,437.50	0.00	0.00	N/A	03/06/31	--	12,500,000.00	12,500,000.00	06/06/25
32	30507040	MU	Brooklyn	NY	Actual/360	4.200%	38,500.00	0.00	0.00	N/A	04/06/31	--	11,000,000.00	11,000,000.00	07/06/25
33	30506923	Various Birmingham		AL	Actual/360	4.425%	35,256.71	16,473.88	0.00	N/A	03/06/31	--	9,561,141.27	9,544,667.39	10/06/24
34	30507005	MU	Corpus Christi	TX	Actual/360	3.645%	30,618.00	0.00	0.00	N/A	04/01/28	--	10,080,000.00	10,080,000.00	07/01/25
35A	30530014	RT	Willow Grove	PA	Actual/360	3.880%	29,445.55	21,256.35	0.00	N/A	11/06/29	--	9,106,870.22	9,085,613.87	07/06/25
36	30506953	SS	Various	MI	Actual/360	4.000%	31,666.67	0.00	0.00	N/A	04/06/31	--	9,500,000.00	9,500,000.00	07/06/25
37	30506651	IN	Baraboo	WI	Actual/360	3.740%	28,682.68	0.00	0.00	N/A	01/06/31	--	9,203,000.00	9,203,000.00	07/06/25
38	30506979	RT	Signal Hill	CA	Actual/360	4.382%	32,196.75	0.00	0.00	N/A	04/06/31	--	8,817,000.00	8,817,000.00	07/06/25
39	30319611	RT	Baton Rouge	LA	Actual/360	4.190%	27,667.43	14,093.65	0.00	N/A	04/06/31	--	7,923,845.05	7,909,751.40	07/06/25
40	30506991	OF	Beavercreek	OH	Actual/360	4.000%	26,666.67	0.00	0.00	N/A	04/06/31	--	8,000,000.00	8,000,000.00	07/06/25
41	30506954	MF	Brooklyn	NY	Actual/360	4.090%	22,835.83	0.00	0.00	N/A	04/06/31	--	6,700,000.00	6,700,000.00	06/06/25
42	30507017	MF	Various	CO	Actual/360	3.413%	17,065.00	0.00	0.00	N/A	04/01/31	--	6,000,000.00	6,000,000.00	07/01/25
43	30507000	IN	Cape Coral	FL	Actual/360	3.930%	17,018.24	13,372.57	0.00	N/A	04/06/31	--	5,196,408.30	5,183,035.73	07/06/25
44	30319612	RT	Chicago	IL	Actual/360	4.210%	19,997.50	0.00	0.00	N/A	04/06/31	--	5,700,000.00	5,700,000.00	07/06/25
45	30506993	IN	Portland	OR	Actual/360	4.220%	18,480.08	0.00	0.00	N/A	04/06/31	--	5,255,000.00	5,255,000.00	07/06/25
46	30506999	IN	Burbank	CA	Actual/360	3.910%	14,662.50	0.00	0.00	N/A	04/06/31	--	4,500,000.00	4,500,000.00	07/06/25
47	30506921	SS	Philadelphia	PA	Actual/360	4.570%	11,425.00	0.00	0.00	N/A	03/06/31	--	3,000,000.00	3,000,000.00	07/06/25
Totals							3,547,509.54	506,587.22	0.00				1,190,118,324.35	1,189,611,737.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-2	49,607,786.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-1	49,607,786.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-5	49,607,786.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-C-1	49,607,786.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-C-5	49,607,786.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	7,826,340.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	25,585,178.92	7,801,207.16	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,878,395.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	27,281,005.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	16,993,254.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,245,702.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,641,065.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,551,110.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	3,663,721.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,917,263.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,576,831.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,315,446.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,298,634.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	4,501,313.42	1,037,677.28	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,216,267.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	6,905,834.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	6,905,834.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,790,266.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,382,439.36	0.00	--	--	--	0.00	0.00	0.00	0.00	6,304.68	0.00
20A2	10,554,871.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A7	36,487,737.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,156,305.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,455,576.38	0.00	--	--	--	0.00	0.00	0.00	0.00	16,498.56	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24A2	10,028,979.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A1	5,796,145.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,692,600.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,353,400.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,709,752.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,027,753.47	338,527.05	01/01/25	03/31/25	--	0.00	0.00	41,902.76	170,785.76	0.00	0.00
31A-2-1	9,028,721.68	0.00	--	--	--	0.00	0.00	33,411.46	33,411.46	0.00	0.00
32	819,645.56	145,808.16	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	517,717.58	0.00	--	--	03/11/25	3,040,507.94	56,027.70	40,438.84	409,365.14	0.00	0.00
34	1,328,408.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35A	1,063,199.51	272,333.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,104,324.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,070,563.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,082,682.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	785,414.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,103,455.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	534,323.25	0.00	--	--	--	0.00	0.00	22,821.87	22,821.87	0.00	0.00
42	693,405.94	158,798.51	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,246,401.85	0.00	--	--	--	0.00	0.00	0.00	0.00	150,923.02	0.00
44	595,566.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	640,662.85	626,724.49	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	449,005.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	355,793.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	483,197,251.49	10,381,076.47				3,040,507.94	56,027.70	138,574.94	636,384.23	173,726.26	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	2	23,064,667.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.576875%	3.563003%	64
06/17/25	0	0.00	1	13,520,000.00	1	9,561,141.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.576965%	3.563092%	65
05/16/25	2	18,729,170.41	0	0.00	1	9,576,381.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.577048%	3.563174%	66
04/17/25	2	18,742,457.67	0	0.00	1	9,592,739.21	0	0.00	0	0.00	1	31,307,267.12	0	0.00	0	0.00	3.577138%	3.563262%	67
03/17/25	1	13,520,000.00	1	5,235,131.92	1	9,607,859.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.577214%	3.563336%	68
02/18/25	1	5,249,476.83	0	0.00	1	9,626,459.38	0	0.00	0	0.00	1	31,576,395.67	0	0.00	0	0.00	3.577307%	3.563427%	69
01/17/25	1	5,262,059.95	1	9,641,452.02	0	0.00	0	0.00	1	9,641,452.02	0	0.00	0	0.00	0	0.00	3.577382%	3.563501%	70
12/17/24	2	23,176,387.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.577457%	3.563575%	71
11/18/24	1	9,672,451.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.577538%	3.563654%	72
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.577612%	3.563727%	73
09/17/24	0	0.00	0	0.00	1	5,313,118.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.577692%	3.563805%	74
08/16/24	0	0.00	1	5,325,487.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.577766%	3.563877%	75
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	30506983	03/06/25	3	3	41,902.76	170,785.76	0.00	13,520,000.00	06/06/25	98
31A-2-1	30506863	06/06/25	0	B	33,411.46	33,411.46	0.00	12,500,000.00	10/02/24	2
33	30506923	10/06/24	8	6	40,438.84	409,365.14	49,964.39	9,687,269.24	08/10/23	98
41	30506954	06/06/25	0	B	22,821.87	22,821.87	0.00	6,700,000.00
Totals					138,574.94	636,384.23	49,964.39	42,407,269.24
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		19,300,000	19,300,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		40,080,000	40,080,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		45,085,614	45,085,614	0		0
> 60 Months		1,085,146,123	1,062,081,456	23,064,667		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	1,189,611,737	1,166,547,070	0	0	23,064,667	0
Jun-25	1,190,118,324	1,167,037,183	0	13,520,000	9,561,141	0
May-25	1,190,594,169	1,162,288,616	18,729,170	0	9,576,382	0
Apr-25	1,191,097,665	1,162,762,468	18,742,458	0	9,592,739	0
Mar-25	1,191,551,601	1,163,188,610	13,520,000	5,235,132	9,607,860	0
Feb-25	1,192,087,300	1,177,211,364	5,249,477	0	9,626,459	0
Jan-25	1,192,538,025	1,177,634,513	5,262,060	0	0	9,641,452
Dec-24	1,192,987,289	1,169,810,901	23,176,388	0	0	0
Nov-24	1,193,462,985	1,183,790,533	9,672,451	0	0	0
Oct-24	1,193,909,249	1,193,909,249	0	0	0	0
Sep-24	1,194,382,051	1,189,068,932	0	0	5,313,119	0
Aug-24	1,194,825,336	1,189,499,848	0	5,325,487	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
30	30506983	13,520,000.00	13,520,000.00	19,800,000.00	02/10/21	323,018.05	2.53000	03/31/25	04/06/31	I/O
31A-2-1	30506863	12,500,000.00	12,500,000.00	182,300,000.00	02/01/21	8,327,170.68	2.56000	06/30/24	03/06/31	I/O
33	30506923	9,544,667.39	9,687,269.24	7,500,000.00	02/26/25	447,332.18	0.24000	12/31/24	03/06/31	307
Totals		35,564,667.39	35,707,269.24	209,600,000.00		9,097,520.91

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
30	30506983	RT	DC	06/06/25	98
7/11/2025 - Loan transferred to Special Servicing for payment default. Lender has sent PNL and is reaching out to the Borrower group.

31A-2-1	30506863	OF	NY	10/02/24	2

07/01//2025 - Transfer to special servicing on 10/7/24 due to payment default. Borrower failed to pay required reserve triggered due to the tenant not executing a five-year lease extension. Counsel has been engaged and the loan was accelerated. Borrower reports that the primary tenant has agreed to extend their lease and a draft was contingently approved. Cash management has been requested, however, borrower is not cooperating. A foreclosure action has been filed and Lender is seeking appointment of a receiver.

33	30506923	Various	AL	08/10/23	98

7/11/2025 - The Loan transferred to the Special Servicer in February 2023 for non-monetary defaults. Special Servicer is in communication with the Borrower and has engaged an examiner to determine the CMA shortfall that needs to be replenished. Borrower has easement proposal approved for one new lease. Financials have been submitted. Borrower has requested turning over the property by way of a DIL; Special Servicer has conducted site visits and court has approved the appointment of the Receiver. Receiver has taken control of property and is negotiating renewals; McAdory building sale being finalized by the Receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30507031	90,000,000.00	3.00483%	90,000,000.00	3.00483%	8	05/07/21	04/06/21	05/07/21
11	30506955	0.00	3.81000%	0.00	3.81000%	8	12/10/24	12/10/24	01/16/25
12	30506981	0.00	3.69000%	0.00	3.69000%	8	02/06/25	02/06/25	03/18/25
21A7	30506529	20,000,000.00	3.13900%	20,000,000.00	3.13900%	8	03/06/21	03/06/21	04/22/21
35A	30530014	10,061,322.00	3.88000%	10,061,322.00	3.88000%	8	04/06/21	04/06/21	04/26/21
Totals		120,061,322.00		120,061,322.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	35.74	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31A-2-1	0.00	0.00	2,604.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	36.70	0.00	0.00	0.00
33	0.00	0.00	5,000.00	0.00	0.00	11,205.54	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,604.17	0.00	0.00	11,205.54	0.00	0.00	72.44	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,882.15

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2021-B25 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29